Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 12, 2020 USD ($) $ / shares shares	Dec. 31, 2023 shares	Apr. 25, 2023 shares	Apr. 24, 2023 shares	Dec. 31, 2022 shares	Jan. 03, 2022
Class of Stock [Line Items]
Depositary shares, shares issued (in shares)	13,800,000
Depository Shares, percentage of preferred stock	0.025
Depository shares, equivalent value per preferred share | $ / shares	$ 1,000
Depositary shares, shares issued, value | $	$ 345
Preferred stock, shares authorized (in shares)		20,000,000	20,000,000	10,000,000	10,000,000
Class A
Class of Stock [Line Items]
Common stock, voting right per share		1
Common stock, shares authorized (in shares)		32,000,000	32,000,000	16,000,000	16,000,000
Class B
Class of Stock [Line Items]
Common stock, voting right per share		16
Common stock, shares authorized (in shares)		2,000,000			2,000,000
Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A
Class of Stock [Line Items]
Dividend	5.375%	5.375%
Preferred stock, shares authorized (in shares)		345,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		325,000
Series B Preferred Stock | CIT Group Inc.
Class of Stock [Line Items]
Common stock, terms of conversion, conversion ratio						1
Series C Preferred Stock
Class of Stock [Line Items]
Dividend		5.625%
Preferred stock, shares authorized (in shares)		8,000,000
Series C Preferred Stock | CIT Group Inc.
Class of Stock [Line Items]
Common stock, terms of conversion, conversion ratio						1